Other Financial Liabilities (debt) (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Financial Liabilities debt [Line Items]
Cash flows from (used in) financing activities	$ 59,575	$ (24,500)	$ 214,420
Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	1,996,004	2,425,165	452,850
Cash flows from (used in) financing activities	(738,260)	(443,169)	1,965,481
Others change in other financial liabilites	10,744	14,008	6,831
Other financial liabilities	1,268,488	1,996,004	2,425,165
Leases [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	161	330	493
Cash flows from (used in) financing activities	(161)	(169)	(163)
Others change in other financial liabilites	0	0	0
Other financial liabilities	0	161	330
Senior unsecured credit facility [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	1,400,000	1,800,000	425,000
Cash flows from (used in) financing activities	(120,000)	(400,000)	1,375,000
Others change in other financial liabilites	0	0	0
Other financial liabilities	1,280,000	1,400,000	1,800,000
Shareholder loans [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	606,014	600,907	0
Cash flows from (used in) financing activities	(606,014)	0	600,000
Others change in other financial liabilites	0	5,107	907
Other financial liabilities	0	606,014	600,907
Debt issuance cost [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	(10,171)	(19,072)	(22,643)
Cash flows from (used in) financing activities	(12,085)	0	(2,356)
Others change in other financial liabilites	10,744	8,901	5,927
Other financial liabilities	(11,512)	(10,171)	(19,072)
Other financial liabilities, noncurrent liabilities [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	1,995,843	2,381,835	402,357
Cash flows from (used in) financing activities	(738,099)	(400,000)	1,972,644
Others change in other financial liabilites	10,744	14,008	6,831
Other financial liabilities	1,268,488	1,995,843	2,381,835
Promissory notes [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	0	43,000	50,000
Cash flows from (used in) financing activities		(43,000)	(7,000)
Others change in other financial liabilites		0	0
Other financial liabilities		0	43,000
Other financial liabilities, current liabilities [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	$ 161	43,330	50,493
Cash flows from (used in) financing activities		(43,169)	(7,163)
Others change in other financial liabilites		0	0
Other financial liabilities		$ 161	$ 43,330